LEASES (Schedule of Supplemental Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Current maturities of operating leases	$ 22,412	$ 21,519
Long-term operating leases	92,262	$ 103,490
Total operating lease liabilities	$ 114,674
Weighted-average remaining operating lease term	10 years 2 months 1 day
Weighted-average discount rate of operating leases	5.23%